Provisions	12 Months Ended
Dec. 31, 2025
ProvisionsAbstract [Abstract]
Provisions
Note 12. Provisions

Accounting policies

Provisions for contingencies and charges
Provisions for contingencies and charges reflect obligations resulting from various disputes and risks for which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.
A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.

(in thousands of euros)	As of January 1, 2025	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2025
Provisions for disputes	341	29	(280)	—	90
Provisions for charges	96	21	(90)	—	28
Total Current provisions	438	50	(370)	—	118

(in thousands of euros)	As of January 1, 2024	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2024
Provisions for disputes	506	200	(372)	7	341
Provisions for charges	253	7	(164)	—	96
Total current provisions	760	207	(535)	7	438
(1)See Note 17.4.- Depreciation, amortization and provision expenses. In 2024, the changes in the provisions for disputes and charges in the balance sheet include exceptional provision reversals that are not mapped to R&D SG&A, resulting in a mismatch with the operations expenses flows.

Provisions for disputes exclusively relate to ongoing employee disputes. The €0.3 million decrease in 2025 reflects the settlement of cases during the year. The €0.2 million increase in 2024 was due to new employee disputes that occurred during the period.
The €0.1 million decrease in provisions for charges in 2025 is due to a reversal of provision recorded in prior years for social security taxes applicable to members of the supervisory Board.
The €0.2 million decrease in 2024 corresponds to a release of a provision that has been initiated in 2023, for the settlement of social security taxes on attendance fees for members of the Supervisory Board.